Cover	May 07, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 8, 2024, ENB Financial Corp (the "Corporation") filed with the Securities and Exchange Commission a Current Report on Form 8-K ("Original Report"). This form 8-K/A is being filed as an amendment ("Amendment No. 1") to the Original Report to amend and restate the shares present in person or by proxy, the voting results for Proposal 1 Election of Directors, and the voting results for Proposal 2 Ratification of Public Accounting Firm. The Original Report was erroneous due to a premature release of the tabulation report. No other changes have been made to the information set forth in the Original Report. This Amendment No. 1 should be read in conjunction with the Original Report.
Document Period End Date	May 07, 2024
Entity File Number	000-53297
Entity Registrant Name	ENB Financial Corp
Entity Central Index Key	0001437479
Entity Tax Identification Number	51-0661129
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	31 E. Main St.
Entity Address, City or Town	Ephrata
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17522-0457
City Area Code	(717)
Local Phone Number	733-4181
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false